Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Number of shares	10,136,551	10,136,551
Acquisition cost	₩ 2,260,626	₩ 2,260,626